UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 29, 2015 to December 13, 2015

Commission File Number of issuing entity: 333-181822-06

Central Index Key Number of issuing entity: 0001655514

SMART ABS SERIES 2015-3US TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 333-181822

Central Index Key Number of depositor and sponsor: 0001549785

MACQUARIE LEASING PTY LIMITED

(Exact name of depositor and sponsor as specified in its charter)

Karleen Munns

+ 61 (2) 8232-8072

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Australia

(State or other jurisdiction of incorporation or organization of issuing entity)

98-6080053

(IRS Employer Identification Number of issuing entity)

Level 3 9 Hunter Street Sydney, NSW 2000, Australia	Not Applicable
(Address of principal executive offices)	(Zip Code)

+ 61 (2) 8232-3333

(Telephone Number, Including Area Code)

Not Applicable

(Former Name of Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b)
Class A-1 Notes			☒
Class A-2a Notes			☒
Class A-2b Notes			☒
Class A-3a Notes			☒
Class A-3b Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No   ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of SMART ABS Series 2015-3US Trust for the distribution period commencing on October 29, 2015 and ending on December 13, 2015 is set forth in the attached Monthly Servicer Report.

In the final prospectus supplement for the SMART ABS Series 2015-3US Trust, the annual fee rate to be paid in connection with the performance of the duties of the issuer trustee and the security trustee was disclosed as 0.0165% of the aggregate invested amount of the notes as at the beginning of the interest period immediately preceding each distribution date. Due to the elimination of the issuer trustee’s duties relating to repo-eligibility with respect to the Australian-dollar-denominated Class A-4 notes, this annual fee rate has been decreased from 0.0165% to 0.015%. The new annual fee rate applies to all calculations of distributions for the SMART ABS Series 2015-3US Trust, including the fee to be paid on the first distribution date.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

None.

Item 8. Significant Enhancement Provider Information.

The consolidated audited financial statements of Australia and New Zealand Banking Group Limited and its subsidiaries at September 30, 2015 and for the year ended September 30, 2015, included as an exhibit to Macquarie Leasing Pty Limited’s Form 8-K filed with the Securities and Exchange Commission on December 1, 2015, are hereby incorporated by reference in this Form 10-D and may be reviewed at the EDGAR web site maintained by the Securities and Exchange Commission at http://www.sec.gov.

Item 9. Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to SMART ABS Series 2015-3US Trust for the distribution period commencing on October 29, 2015 and ending on December 13, 2015. Macquarie Leasing Pty Limited most recently filed a Form ABS-15G with the SEC on January 27, 2015 with respect to all asset-backed securities for which it acted as securitizer. Macquarie Leasing Pty Limited’s CIK number is 0001549785.

Item 10. Exhibits.

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on October 29, 2015 and ending on December 13, 2015.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MACQUARIE LEASING PTY LIMITED (Depositor)

/s/ Karleen Munns
Name: Karleen Munns
Title: Executive Director

Date: December 21, 2015

EXHIBITS INDEX

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on October 29, 2015 and ending on December 13, 2015.